Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment

4.       Equipment

Equipment consisted of the following at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Equipment	$281,057	$276,499
Less: Accumulated depreciation	(175,658)	(151,796)
Equipment, net	$105,399	$124,703

Depreciation expenses were $23,862 and $34,331 for the years ended December 31, 2024 and 2023, respectively.